EMPLOYEE BENEFIT PLANS - Plan Assets (Details) - Plan assets - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Bancolombia
EMPLOYEE BENEFIT PLANS
Fair value of assets as of January 1	$ 25,211	$ 31,761
Employee contributions	2,500
Interest income on plan assets	1,538	1,918
Return on plan assets greater/(less) than discount rate	872	629
Benefits paid		(9,097)
Fair value assets at the end of the year	30,121	25,211
Banistmo
EMPLOYEE BENEFIT PLANS
Fair value of assets as of January 1	3,902	4,220
Interest income on plan assets	30	40
Return on plan assets greater/(less) than discount rate		(25)
Benefits paid	(405)	(572)
Foreign currency translation effect	600	239
Fair value assets at the end of the year	$ 4,127	$ 3,902